UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21764

WINTERGREEN FUND, INC.

615 East Michigan Street, 3rd Floor

Milwaukee, WI 53202

Simon D. Collier, President/Treasurer

Three Canal Plaza

Suite 100

Portland, ME 04101

207-553-7110

Registrant’s telephone number, including area code: 888-468-6473

Date of fiscal year end: December 31

Date of reporting period: July 1, 2008 – September 30, 2008

Item 1. Schedule of Investments.

WINTERGREEN FUND, INC.

STATEMENT OF INVESTMENTS

SEPTEMBER 30, 2008 (Unaudited)

Industry
Security Description	Country	Shares		Cost	Fair Value
Common Stock and Other Equity Interests - 72.7%

Aerospace & Defense - 2.1%
General Dynamics Corp. (a)	United States	421,396		$37,077,511	$31,023,174

Beverages - 2.9%
Coca-Cola FEMSA, S.A.B. de C.V. ADR	Mexico	158,941		5,355,051	8,020,163
Fomento Economico Mexicano, S.A.B. de C.V. ADR	Mexico	922,845		31,346,354	35,197,308

				36,701,405	43,217,471

Capital Markets - 2.1%
ABG Sundal Collier Holdings ASA	Norway	6,252,050		13,226,858	5,533,776
Franklin Resources Inc.	United States	156,998		14,347,568	13,836,234
The Goldman Sachs Group Inc.	United States	100,936		13,734,706	12,919,808

				41,309,132	32,289,818

Communications Equipment - 0.0%
Current Group, LLC (b) (c)	United States	—	(d)	20,100,000	0

Diversified Financial Services - 1.6%
Leucadia National Corp.	United States	523,559		16,834,456	23,790,521

Food Products - 1.4%
Asiatic Development Bhd	Malaysia	1,898,037		4,610,268	2,536,230
Nestle SA	Switzerland	443,657		18,089,420	19,021,764

				22,699,688	21,557,994

Hotels, Restaurants & Leisure - 11.7%
Genting Bhd	Malaysia	28,353,554		58,717,574	43,240,714
Resorts World Bhd	Malaysia	68,902,382		80,097,776	50,838,649
Wynn Resorts Ltd.	United States	1,002,500		100,374,628	81,844,100

				239,189,978	175,923,463

Industrial Conglomerates - 6.1%
Jardine Matheson Holdings Ltd.	Hong Kong	3,312,823		72,028,774	86,133,398
Orkla ASA	Norway	679,615		7,047,244	6,119,479

				79,076,018	92,252,877

Insurance - 5.3%
Berkshire Hathaway Inc., Class B (a) (b)	United States	18,192		65,190,817	79,953,840

Internet Software & Services - 0.4%
eBay Inc. (b)	United States	300,525		8,861,620	6,725,750

Leisure Equipment & Products - 1.1%
Aruze Corp	Japan	796,875		26,935,659	16,970,729

Machinery - 2.9%
Schindler Holding AG - PC	Switzerland	746,589		44,826,086	44,495,164

Marine - 0.3%
Shun Tak Holdings Ltd.	Hong Kong	15,433,561		21,720,430	5,247,313

Media - 0.5%
Grupo Televisa S.A., ADR	Mexico	324,914		7,791,559	7,105,869

Metals & Mining - 3.9%
Anglo American plc	United Kingdom	1,329,000		61,219,279	43,829,025
Anglo Platinum Ltd.	South Africa	55,805		10,579,459	5,011,941
Sherwood Copper Corp. (b)	Canada	1,359,515		7,375,171	4,637,105
Witwatersrand Consolidated Gold Resources Ltd. (b)	South Africa	872,691		15,233,090	5,654,477

				94,406,999	59,132,548

Oil, Gas & Consumable Fuels - 8.7%
Canadian Natural Resources Ltd.	Canada	458,055		29,362,207	31,419,323
Chesapeake Energy Corp.	United States	1,306,641		45,251,706	46,856,146
Japan Petroleum Exploration Co.	Japan	672,145		49,911,090	34,063,857
Petrobank Energy and Resources Ltd. (b)	Canada	492,949		6,620,135	18,689,680

				131,145,138	131,029,006

Real Estate Management & Development - 2.9%
Consolidated-Tomoka Land Co. (e)	United States	564,961		34,445,046	24,400,666
Swire Pacific Ltd., Class A	Hong Kong	513,040		5,496,541	4,453,260
Swire Pacific Ltd., Class B	Hong Kong	8,318,623		17,652,052	14,248,528

				57,593,639	43,102,454

Textiles, Apparel & Luxury Goods - 4.6%
Compagnie Financiere Richemont SA	Switzerland	640,049		36,608,800	27,840,594
Swatch Group AG, Class B	Switzerland	227,740		56,255,046	41,224,951

				92,863,846	69,065,545

Tobacco - 14.2%
Imperial Tobacco Group plc	United Kingdom	1,653,502	56,742,013		52,825,756
Japan Tobacco Inc.	Japan	30,571	142,469,926		113,252,541
Reynolds American Inc.	United States	979,204	58,843,748		47,608,898

			258,055,687		213,687,195

Total Common Stock and Other Equity Interests			1,302,379,668		1,096,570,731

Investment Companies - 0.5%
Funds, Trusts & Other Financial Vehicles - 0.5%
SPDR Gold Trust (b)	United States	88,176	8,743,255		7,501,132

Short-Term Investments - 26.6%		Principal

Canadian Treasury Bill - 1.2%
Canadian Treasury Bill,
Maturity Date: 3/19/2009, Yield to Maturity 2.63%	Canada	CAD 20,000,000	19,306,469		18,595,819

Money Market Deposit Account - NM
Citibank Money Market Deposit Account, Yield 2.71% (f)		$91,211	91,211		91,211

US Treasury Obligations - 25.4%
United States Treasury Bills
Maturity Date: 10/23/2008, Yield to Maturity 1.63%		98,350,000	98,252,934		98,252,934
Maturity Date: 11/13/2008, Yield to Maturity 1.87%		60,000,000	59,867,417		59,867,417
Maturity Date: 6/04/2009, Yield to Maturity 2.50%		58,600,000	57,622,458		57,968,527
Maturity Date: 7/02/2009, Yield to Maturity 2.22%		60,800,000	59,795,113		60,007,776
Maturity Date: 7/30/2009, Yield to Maturity 2.15%		84,450,000	82,958,313		83,240,676
Maturity Date: 8/27/2009, Yield to Maturity 2.06%		24,550,000	24,095,196		24,157,740

			382,591,431		383,495,070

Total Short-Term Investments			401,989,111		402,182,100

Total Investments - 99.8%			1,713,112,034	*	1,506,253,963

Other Assets in Excess of Liabilities - 0.2%					3,070,302

Total Net Assets - 100.0%					$1,509,324,265

Percentages are stated as a percent of total net assets.

Footnotes

(a)	All or a portion of this security was held as collateral for forward currency contracts.

(b)	Non-income producing security.

(c)	Restricted, illiquid security priced at fair value using procedures adopted by authority of the Board of Directors.

Security not registered under the Securities Act of 1933.

At the end of the period, the value of this security was $0 or 0.0% of net assets.

Security	Acquisition Date	Acquisition Cost
Current Group, LLC	12/28/2006	$20,100,000

(d)	Non-unitized interest in an LLC that is treated as a partnership.

(e)	Affiliated Issuer. See Note 1.

(f)	Interest rate as of September 30, 2008.

*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$76,073,269
Gross Unrealized Depreciation	(282,931,340)

Net Unrealized Appreciation (Depreciation)	$(206,858,071)

Selected Abbreviations

ADR	American Depositary Receipt
CAD	Canadian Dollar
NM	Less than 0.05%
PC	Participation Certificate

Notes to Statement of Investments

Note 1	Affiliated Issuer. Under section 2(a) (3) of the Investment Company Act of 1940, a portfolio company is defined as affiliated if a fund owns five percent or more of its voting stock. Investments in affiliated companies for the Fund as of September 30, 2008, were as shown below:

Name of issuer	Number of shares held at January 1, 2008	Gross additions	Gross reductions	Number of shares held at September 30, 2008	Fair Value at September 30, 2008	Investment income	Realized capital gain/loss
Consolidated-Tomoka Land Co.	564,961	0	0	564,961	$24,400,666	$169,488	$0

Note 2	Forward Currency Contracts. As of September 30, 2008, the Fund had the following forward currency contracts outstanding:

	Contracts	Settlement Date	Contract Amount (USD)	Fair Value (USD)	Net Unrealized Gain (Loss) (USD)
To sell:
	2,600,000 CAD	10/15/2008	2,576,043	2,445,059	130,984
	2,600,000 CAD	10/15/2008	2,636,917	2,445,059	191,858
	3,100,000 CAD	10/15/2008	3,090,420	2,915,263	175,157
	3,500,000 CAD	10/15/2008	3,558,357	3,291,426	266,931
	4,000,000 CAD	10/15/2008	3,979,980	3,761,629	218,351
	8,400,000 CAD	10/15/2008	8,214,355	7,899,421	314,934
	38,900,000 CAD	10/15/2008	38,057,037	36,581,845	1,475,192

To buy:
	1,700,000 CAD	10/15/2008	(1,674,712)	(1,598,692)	(76,020)
	3,500,000 CAD	10/15/2008	(3,385,240)	(3,291,426)	(93,814)
	4,000,000 CAD	10/15/2008	(3,949,837)	(3,761,629)	(188,208)
	10,500,000 CAD	10/15/2008	(10,350,946)	(9,874,277)	(476,669)

Net Value of CAD Contracts			42,752,374	40,813,678	1,938,696

To sell:
	2,700,000 CHF	1/28/2009	2,578,796	2,423,877	154,919
	3,300,000 CHF	1/28/2009	3,143,755	2,962,516	181,239
	70,400,000 CHF	1/28/2009	67,960,228	63,200,343	4,759,885

To buy:
	2,100,000 CHF	1/28/2009	(1,944,444)	(1,885,237)	(59,207)

Net Value of CHF Contracts			71,738,335	66,701,499	5,036,836

To sell:
	1,100,000 EUR	1/28/2009	1,688,060	1,553,376	134,684
	1,400,000 EUR	1/28/2009	2,145,220	1,977,024	168,196
	3,500,000 EUR	1/28/2009	5,339,950	4,942,560	397,390
	6,000,000 EUR	1/28/2009	9,243,000	8,472,961	770,039

To buy:
	700,000 EUR	1/28/2009	(1,091,090)	(988,512)	(102,578)
	2,000,000 EUR	1/28/2009	(3,103,600)	(2,824,320)	(279,280)
	2,300,000 EUR	1/28/2009	(3,539,930)	(3,247,968)	(291,962)
	7,000,000 EUR	1/28/2009	(10,890,600)	(9,885,121)	(1,005,479)

Net Value of EUR Contracts			(208,990)	0	(208,990)

To sell:
	600,000 GBP	1/28/2009	1,147,800	1,068,347	79,453
	975,000 GBP	1/28/2009	1,907,002	1,736,065	170,937
	1,100,000 GBP	1/28/2009	2,110,240	1,958,637	151,603
	27,000,000 GBP	1/28/2009	52,184,250	48,075,639	4,108,611

To buy:
	2,600,000 GBP	1/28/2009	(4,799,340)	(4,629,506)	(169,834)

Net Value of GBP Contracts			52,549,952	48,209,182	4,340,770

To sell:
	14,000,000 JPY	1/28/2009	137,525	133,730	3,795
	700,000,000 JPY	1/28/2009	6,808,676	6,686,484	122,192
	11,300,000,000 JPY	1/28/2009	109,868,741	107,938,958	1,929,783

To buy:
	2,400,000,000 JPY	1/28/2009	(23,017,167)	(22,925,088)	(92,079)

Net Value of JPY Contracts			93,797,775	91,834,084	1,963,691

To sell:
	2,200,000 NOK	1/28/2009	421,133	371,384	49,749
	2,500,000 NOK	1/28/2009	487,805	422,028	65,777
	43,800,000 NOK	1/28/2009	8,369,960	7,393,930	976,030

To buy:
	12,700,000 NOK	1/28/2009	(2,243,301)	(2,143,902)	(99,399)

Net Value of NOK Contracts			7,035,597	6,043,440	992,157

Net Value of Outstanding Forward Currency Contracts			267,665,043	253,601,883	14,063,160

CAD = Canadian Dollar

CHF = Swiss Franc

EUR = Euro

GBP = British Pound

JPY = Japanese Yen

NOK = Norwegian Krone

Note 3	Financial Accounting Standards No. 157.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current Generally Accepted Accounting Principles (“GAAP”) from the application of SFAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets

Level 2 - other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments^
Level 1 - Quoted Prices	$1,104,071,863	$14,063,160
Level 2 - Other Significant Inputs	402,182,100	0
Level 3 - Significant Unobservable Inputs	0	0
Total Investments	$1,506,253,963	$14,063,160

^Other financial instruments are derivative instruments such as futures, forwards, and written options, which are valued at the unrealized appreciation (depreciation) on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in Securities
Balance as of December 31, 2007	$6,407,680
Change in unrealized depreciation	(6,407,680)

Balance as of September 30, 2008	$0

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR UNAUDITED SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer has concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certification of the Principal Executive Officer/Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Wintergreen Fund, Inc.

By (Signature and Title)	/s/ Simon D. Collier
Simon D. Collier, President/ Treasurer

Date: 11-25-2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Simon D. Collier
Simon D. Collier, President/ Treasurer

Date: 11-25-2008